Statements of changes in equity - USD ($) $ in Thousands	Issued capital [member]	Retained earnings [member]	Underwriting commissions and issue expenses [Member]	Unit premiums and reserves [Member]	Total
Balance at Dec. 31, 2019	$ 2,412,685	$ 151,433	$ (102,027)	$ 125	$ 2,462,216
Balance (in number of units) at Dec. 31, 2019	200,247,688
Proceeds from issuance of Units (note 7)	$ 1,692,504				1,692,504
Proceeds from issuance of Units (in number of units) (note 7)	121,328,339
Cost of redemption of Units (note 7)
Cost of redemption of Units (in number of units) (note7)
Net income (loss) and comprehensive income (loss) for the year		747,127			747,127
Underwriting commissions and issue expenses			(8,933)		(8,933)
Underwriting commissions and issue expenses			8,933		8,933
Balance at Dec. 31, 2020	$ 4,105,189	898,560	(110,960)	125	4,892,914
Balance (in number of units) at Dec. 31, 2020	321,576,027
Proceeds from issuance of Units (note 7)	$ 348,196				348,196
Proceeds from issuance of Units (in number of units) (note 7)	24,050,179
Cost of redemption of Units (note 7)	$ (23,101)	(11,088)		1	(34,188)
Cost of redemption of Units (in number of units) (note7)	(2,310,119)
Net income (loss) and comprehensive income (loss) for the year		(197,994)			(197,994)
Underwriting commissions and issue expenses			905		905
Underwriting commissions and issue expenses			(905)		(905)
Balance at Dec. 31, 2021	$ 4,430,284	$ 689,478	$ (111,865)	$ 126	$ 5,008,023
Balance (in number of units) at Dec. 31, 2021	343,316,087